Investments in and Advances to Affiliates (Schedule of Financial Position of Related Party and Schedule of Operations of Related Party ) (Details)	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2009 Subsidiaries [Member] JPY (¥)
Sales					¥ 4,617,000,000
Costs and expenses					4,785,000,000
Net income (loss) attributable to controlling interests	$ 37,434,000	¥ 3,107,000,000	¥ 1,979,000,000	¥ 2,322,000,000	¥ (168,000,000)